Equity settled share-based payments - Restricted share units (Details)		1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 27, 2018	Oct. 31, 2023 shares	Mar. 31, 2023 shares $ / shares	Oct. 31, 2022 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) $ / shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense | ¥					¥ 46,432,000		¥ 62,882,000		¥ 82,835,000	¥ 281,319,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares		22,472	5,084,800	143,436	125,672		6,561,596
Weighted-average exercise price, granted during the year (in dollars per share) | $ / shares			$ 0.036			$ 5.37		$ 4.12
Vesting percentage							20.00%
Granted fair value share option					¥ 4,812,000	$ 4,812,000	¥ 186,116,000	$ 186,116,000			$ 674,000	$ 27,004,000
Total compensation expense | ¥					¥ 38,839,000		¥ 28,963,000
Restricted share units | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average remaining contract life of restricted shares	2 years				3 years		2 years
Restricted share units | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average remaining contract life of restricted shares	4 years				5 years		4 years
Restricted share units | Board of directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares					103,200		1,333,360
Weighted-average exercise price, granted during the year (in dollars per share) | $ / shares						$ 0.036		$ 0.036